UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

September 30, 2007 (unaudited)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS
BUSINESS SERVICES & SUPPLIES — 32.1%
Brady Corporation	394,900	$14,169,012
CDW Corporation	312,700	27,267,440
Charles River Laboratories International, Inc.*	404,300	22,701,445
Clarcor, Inc.	296,900	10,156,949
Copart, Inc.*	236,900	8,146,991
Invitrogen Corporation*	227,700	18,609,921
Landauer, Inc.	9,200	468,832
Manpower Inc.	171,100	11,010,285
ScanSource, Inc.*	674,000	18,946,140
		$131,477,015
PRODUCER DURABLE GOODS — 13.9%
Franklin Electric Co., Inc.	199,500	$8,201,445
Graco Inc.	250,800	9,808,788
HNI Corporation	329,600	11,865,600
IDEX Corporation	332,650	12,105,134
Zebra Technologies Corporation (Class A)*	409,800	14,953,602
		$56,934,569
TECHNOLOGY — 13.3%
Cognex Corporation	629,600	$11,181,696
Maxim Integrated Products, Inc.	174,100	5,109,835
Microchip Technology, Inc.	311,900	11,328,208
Plantronics, Inc.	660,400	18,854,420
SanDisk Corporation*	142,900	7,873,790
		$54,347,949
ENERGY — 10.6%
Helix Energy Solutions Group, Inc.*	514,700	$21,854,162
Noble Corporation	444,400	21,797,820
		$43,651,982
RETAILING — 8.7%
CarMax, Inc.*	882,800	$17,947,324
O’Reilly Automotive, Inc.*	525,000	17,540,250
		$35,487,574
HEALTH CARE — 7.8%
AmSurg Corporation*	283,300	$6,535,731
Bio-Rad Laboratories, Inc. (Class A)*	107,700	9,746,850
Lincare Holdings Inc.*	427,200	15,656,880
		$31,939,461
TRANSPORTATION — 5.7%
Heartland Express, Inc.	878,600	$12,546,408
Knight Transporation, Inc.	640,400	11,021,284
		$23,567,692
FINANCIAL — 4.8%
Brown & Brown, Inc.	476,700	$12,537,210
First American Corporation	200,600	7,345,972
		$19,883,182
CONSUMER DURABLE GOODS — 0.5%
Polaris Industries, Inc.	47,000	$2,050,140

OTHER COMMON STOCKS — 0.0%		$21,204

TOTAL COMMON STOCKS — 97.4% (Cost $284,653,326)		$399,360,768

SHORT-TERM INVESTMENTS
Federal Home Loan Bank Discount Note — 4.57% 10/1/07
AIG Funding, Inc. — 4.65% 10/1/07	$16,483,000	$16,483,000
General Electric Capital Corporation — 4.70% 10/1/07	15,000,000	15,000,000
TOTAL SHORT-TERM INVESTMENTS — 11.7% (Cost $48,217,000)	16,734,000	16,734,000
		$48,217,000
TOTAL INVESTMENTS — 109.1% (Cost $332,870,326)(A)
Other assets and liabilities, net — (9.1)%		$447,577,768
TOTAL NET ASSETS — 100.0%		(37,455,345)
		$410,122,423

*Non-income producing security

(A)	The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
	Gross unrealized appreciation:	$120,682,319
	Gross unrealized depreciation:	(5,974,877)
	Net unrealized appreciation:	$114,707,442

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	November 28, 2007

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	November 28, 2007